NOTE PAYABLE AND CONVERTIBLE NOTES (Tables)	12 Months Ended
Jun. 30, 2024
Note Payable And Convertible Notes
SCHEDULE OF CONVERTIBLE NOTES

The Company’s convertible notes outstanding at June 30, 2024 and 2023 were as follows:

	June 30, 2024	June 30, 2023
Convertible notes and debenture	$313,550	$338,362
Unamortized discounts	(38,854)	(38,994)
Premium, net	124,629	91,171
Convertible notes, net	$399,325	$390,539